Outstanding Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of the Notes by Maturity Dates

The following tables provide a summary of the various notes issued at June 30, 2019 and December 31, 2018:

(in millions)	Conversion price	Current interest rate	Principal	Unamortized discount	Carrying value
Short term convertible notes payable
8.0% 2018 Notes	$1.75	18%	$0.6	(0.1)	$0.5

Short term notes payable
8.0% 2018 Notes	—	18%	5.0	(0.1)	4.9
8.0% 2019 Notes	—	8%	4.9	—	4.9

			9.9	(0.1)	9.8

Balance at June 30, 2019			$10.5	$(0.2)	$10.3

(in millions)	Interest rate	Conversion price	Principal	Unamortized discount	Carrying value
December 4, 2018	8.0%	$1.75	$1.7	$—	$1.7
March 1, 2019	8.0%	$1.75	0.6	(0.5)	0.1
March 21, 2019	8.0%	$1.75	0.4	(0.2)	0.2
December 4, 2019	8.0%	$1.75	0.9	(0.9)	—
March 1, 2020	8.0%	$1.75	0.8	(0.8)	—
March 21, 2020	8.0%	$1.75	0.1	(0.1)	—

Balance at December 31, 2018			$4.5	$(2.5)	$2.0

The following table provides a summary of the Notes by their maturity dates (absent provisions of default):

(in millions)	Interest rate	Conversion price	Principal	Unamortized Discount	Carrying value
December 4, 2018	8.0%	$1.75	$1.7	$—	$1.7
March 1, 2019	8.0%	1.75	0.6	(0.5)	0.1
March 21, 2019	8.0%	1.75	0.4	(0.2)	0.2
December 4, 2019	8.0%	1.75	0.9	(0.9)	—
March 1, 2020	8.0%	1.75	0.8	(0.8)	—
March 21, 2020	8.0%	1.75	0.1	(0.1)	—

Total Convertible Notes Payable, net			$4.5	$(2.5)	$2.0